Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 3,716	¥ 3,720		$ 534
Transfer between Level 1 and Level 2	0	0	¥ 0
Transfer between Level 2 and Level 1	0	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	¥ 0	¥ 0	¥ 0
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	0.70%	0.79%
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	4.41%	4.48%
Smart Steps Digital Technology Co., Ltd [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 8	¥ 30
China United Network Communications Group Company Limited and its subsidiaries [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 4,879	¥ 4,621
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
Foreign exchange risk [member] | Cash and cash equivalents, borrowings and obligations under finance lease [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 170	¥ 131	¥ 138
Foreign exchange risk [member] | Financial assets recorded in fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 313	¥ 370	¥ 407
Price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 313	¥ 370	¥ 407
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	0.50%			0.50%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 73	74	¥ 134
Floating rate borrowings and short-term fixed rate borrowings	19,496	19,784
Interest rate risk [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term borrowings	¥ 42,669	¥ 24,889